Trade and other payables - Summary of Trade and Other Payables, Amounts Falling Due After More Than One Year (Detail) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019	[1]
Trade and other non-current payables [abstract]
Payments due to vendors (earnout agreements)	£ 111.1	£ 56.5
Liabilities in respect of put option agreements with vendors	333.1	101.4
Fair value of derivatives	47.2	11.2
Other creditors and accruals	128.5	144.4
Trade and other payables	£ 619.9	£ 313.5	[1]	£ 449.6

[1]	Figures have been restated as described in the accounting policies.